Note 10 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2015
Deferred Charges Net Disclosure [Abstract]
Deferred Charges Net Disclosure [Text Block]
10.	DEFERRED CHARGES, NET

The movement of the deferred charges, net, as of December 31, 2015 is as follows:

Financing Costs
Net Book Value at December 31, 2013	$489
Additions	498
Amortization	(158)
Net Book Value at December 31, 2014	$829
Additions	1,974
Amortization	(1,387)
Net Book Value at December 31, 2015	$1,416

December 31, 2014	$829
Current	$829
December 31, 2015	$1,416
Current	$1,358
Non current	$58

On February 26, 2015, the Company received an amount of $4,250 in relation to a senior secured convertible redeemable debenture dated December 31 2014, but effective on February 26, 2015. The senior secured convertible redeemable debenture was signed with TCA Global Credit Master Fund, LLP (“TCA debenture”) and has maturity date February 24, 2017. In addition, the Company has issued with the same third party three senior secured convertible redeemable debentures, each one of total amount of $600 (“$600 TCA”) with duration 12, 18 and 24 months respectively, in consideration of investment, banking and advisory services. Moreover, the Company paid $174 in relation to legal fees in the respect of the TCA debenture. The amount under the TCA debenture was used to refinance vessel Sofia (refer to Note 12 and 13).

During 2014, the Company paid $498 in arrangement fees to acquire the Newlead Albion and the Newlead Venetico, under their respective sale and lease back agreements (refer to Note 14). The amount refers to arrangement fees of 1% of the purchase price pursuant to the lease back agreements and legal fees.